Retirement Benefits – Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits – Defined Benefit Obligations [Abstract]
Schedule of Net Defined Benefit Liability and its Components	The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:
	Defined benefits				Post-employment benefits
	Seniority premium and termination indemnity at retirement (BWM-JAFRA)				Pension plan (JAFRA)
	2023		2022	2021	2023	2022	2021

Balance at January 1	Ps.	30,148	2,093	1,678	123,759	-	-

Additions for subsidiaries’ acquisition		-	23,637	-	-	125,606	-

Included in profit or loss:
Past service cost		(1,010)	-	-	(29,615)	-	-
Current service cost		4,246	2,924	614	5,605	4,553	-
Interest cost		3,426	2,095	101	10,487	7,367	-

Net (gain) cost of the period		6,662	5,019	715	(13,523)	11,920	-

Included in other comprehensive income:
Remeasurement of defined benefit obligation		11,730	(1,818)	(83)	10,630	(13,767)	-

Others:
Benefits paid		(3,123)	(1,223)	(217)	(38,175)	-	-
Others		(958)	2,440	-	-	-	-

Balance as of December 31	Ps.	44,459	30,148	2,093	82,691	123,759	-

Schedule of Principal Actuarial Assumptions	The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):
	2023		2022		2021
	Betterware	JAFRA	Betterware	JAFRA	Betterware
Financial:
Future salary growth	7.0%	5.5%	6.5%	5.5%	5.0%
Discount rate	9.7%	9.3%	9.2%	9.5%	7.6%

Demographic:
Number of employees	938	1,356	901	1,276	1,272
Age average	35 years	38 years	34 years	38 years	32 years
Longevity average	3 years	7 years	3 years	7 years	2 years

Schedule of Sensitivity Analysis	Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.
	Effects as of December 31:
	2023			2022		2021
	Betterware		JAFRA	Betterware	JAFRA	Betterware

Increase / decrease in the discount rate
+ 0.50%	Ps.	500	94	361	146	156
- 0.50%		(500)	(98)	(174)	(151)	(174)